U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06100

Seligman Quality Municipal Fund, Inc.
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(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864 or Toll Free at
                                                    800-221-2450
                                                    ----------------------------

Date of fiscal year end:  10/31
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Date of reporting period:  7/1/2007 - 6/30/2008
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=====================SELIGMAN QUALITY MUNICIPAL FUND, INC.=====================
The Registrant has been in the process of liquidation, it paid its last distribution to shareholders on March 23, 2007 and was deregistered with the Securities and Exchange Commission on May 21, 2007. Accordingly, the Registrant did not hold any voting securities and did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seligman Quality Municipal Fund, Inc.
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   (Registrant)

Signature                                Title
-----------------------------            ---------------------------------------

/s/ Brian T. Zino                        President, Director and Chief
-----------------------------            Executive Officer
Brian T. Zino                            (Principal Executive Officer)

Date: August 20, 2008